Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JPMorgan Trust I
Entity Central Index Key	0001217286
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000116218 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class R6 Shares
Trading Symbol	JEMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class R6 Shares)	$33	0.64%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 866,327,000
Holdings Count | Holding	386
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$866,327
Total number of portfolio holdings	386
Portfolio turnover rate	52%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000033533 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class R5 Shares
Trading Symbol	JEMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class R5 Shares)	$39	0.75%
*	This charge is annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[2]
Net Assets	$ 866,327,000
Holdings Count | Holding	386
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$866,327
Total number of portfolio holdings	386
Portfolio turnover rate	52%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007990 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class I Shares
Trading Symbol	JEMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class I Shares)	$41	0.79%
*	This charge is annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[3]
Net Assets	$ 866,327,000
Holdings Count | Holding	386
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$866,327
Total number of portfolio holdings	386
Portfolio turnover rate	52%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000033870 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class C Shares
Trading Symbol	JEDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class C Shares)	$80	1.54%
*	This charge is annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.54%	[4]
Net Assets	$ 866,327,000
Holdings Count | Holding	386
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$866,327
Total number of portfolio holdings	386
Portfolio turnover rate	52%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000033869 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class A Shares
Trading Symbol	JEDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class A Shares)	$54	1.04%
*	This charge is annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[5]
Net Assets	$ 866,327,000
Holdings Count | Holding	386
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$866,327
Total number of portfolio holdings	386
Portfolio turnover rate	52%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000008060 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Tax Free Bond Fund
Class Name	Class A Shares
Trading Symbol	JCBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Tax Free Bond Fund (Class A Shares)	$27	0.54%
*	This charge is annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[6]
Net Assets	$ 401,338,000
Holdings Count | Holding	241
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$401,338
Total number of portfolio holdings	241
Portfolio turnover rate	34%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000008061 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Tax Free Bond Fund
Class Name	Class C Shares
Trading Symbol	JCBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Tax Free Bond Fund (Class C Shares)	$52	1.04%
*	This charge is annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[7]
Net Assets	$ 401,338,000
Holdings Count | Holding	241
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$401,338
Total number of portfolio holdings	241
Portfolio turnover rate	34%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000008059 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Tax Free Bond Fund
Class Name	Class I Shares
Trading Symbol	JPICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Tax Free Bond Fund (Class I Shares)	$22	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[8]
Net Assets	$ 401,338,000
Holdings Count | Holding	241
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$401,338
Total number of portfolio holdings	241
Portfolio turnover rate	34%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000205201 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Tax Free Bond Fund
Class Name	Class R6 Shares
Trading Symbol	JCBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Tax Free Bond Fund (Class R6 Shares)	$17	0.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[9]
Net Assets	$ 401,338,000
Holdings Count | Holding	241
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$401,338
Total number of portfolio holdings	241
Portfolio turnover rate	34%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000195047 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan National Municipal Income Fund
Class Name	Class R6 Shares
Trading Symbol	JITZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan National Municipal Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan National Municipal Income Fund (Class R6 Shares)	$10	0.20%
*	This charge is annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[10]
Net Assets	$ 1,917,268,000
Holdings Count | Holding	496
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,917,268
Total number of portfolio holdings	496
Portfolio turnover rate	30%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000008063 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan National Municipal Income Fund
Class Name	Class I Shares
Trading Symbol	JITIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan National Municipal Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan National Municipal Income Fund (Class I Shares)	$11	0.23%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%	[11]
Net Assets	$ 1,917,268,000
Holdings Count | Holding	496
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,917,268
Total number of portfolio holdings	496
Portfolio turnover rate	30%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000008066 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan National Municipal Income Fund
Class Name	Class C Shares
Trading Symbol	JITCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan National Municipal Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan National Municipal Income Fund (Class C Shares)	$46	0.92%
*	This charge is annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[12]
Net Assets	$ 1,917,268,000
Holdings Count | Holding	496
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,917,268
Total number of portfolio holdings	496
Portfolio turnover rate	30%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000008064 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan National Municipal Income Fund
Class Name	Class A Shares
Trading Symbol	JITAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan National Municipal Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan National Municipal Income Fund (Class A Shares)	$22	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[13]
Net Assets	$ 1,917,268,000
Holdings Count | Holding	496
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,917,268
Total number of portfolio holdings	496
Portfolio turnover rate	30%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000008073 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Tax Free Bond Fund
Class Name	Class A Shares
Trading Symbol	VANTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Tax Free Bond Fund (Class A Shares)	$27	0.54%
*	This charge is annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[14]
Net Assets	$ 397,233,000
Holdings Count | Holding	195
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$397,233
Total number of portfolio holdings	195
Portfolio turnover rate	39%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000008075 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Tax Free Bond Fund
Class Name	Class C Shares
Trading Symbol	JCNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Tax Free Bond Fund (Class C Shares)	$52	1.04%
*	This charge is annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[15]
Net Assets	$ 397,233,000
Holdings Count | Holding	195
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$397,233
Total number of portfolio holdings	195
Portfolio turnover rate	39%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000008072 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Tax Free Bond Fund
Class Name	Class I Shares
Trading Symbol	JNYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Tax Free Bond Fund (Class I Shares)	$22	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[16]
Net Assets	$ 397,233,000
Holdings Count | Holding	195
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$397,233
Total number of portfolio holdings	195
Portfolio turnover rate	39%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000205202 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Tax Free Bond Fund
Class Name	Class R6 Shares
Trading Symbol	VINRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Tax Free Bond Fund (Class R6 Shares)	$17	0.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[17]
Net Assets	$ 397,233,000
Holdings Count | Holding	195
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$397,233
Total number of portfolio holdings	195
Portfolio turnover rate	39%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000008120 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Reserve Shares
Trading Symbol	RJTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Reserve Shares)	$34	0.66%
*	This charge is annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[18]
Net Assets	$ 258,042,581,000
Holdings Count | Holding	68
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$258,042,581
Total number of portfolio holdings	68

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	21.5
8–30 calendar days	17.8
31–60 calendar days	36.2
61–90 calendar days	6.2
91–180 calendar days	13.4
181+ calendar days	4.9

C000008119 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Premier Shares
Trading Symbol	VHPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Premier Shares)	$21	0.41%
*	This charge is annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[19]
Net Assets	$ 258,042,581,000
Holdings Count | Holding	68
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$258,042,581
Total number of portfolio holdings	68

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	21.5
8–30 calendar days	17.8
31–60 calendar days	36.2
61–90 calendar days	6.2
91–180 calendar days	13.4
181+ calendar days	4.9

C000008118 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Morgan Shares
Trading Symbol	HTSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Morgan Shares)	$29	0.57%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[20]
Net Assets	$ 258,042,581,000
Holdings Count | Holding	68
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$258,042,581
Total number of portfolio holdings	68

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	21.5
8–30 calendar days	17.8
31–60 calendar days	36.2
61–90 calendar days	6.2
91–180 calendar days	13.4
181+ calendar days	4.9

C000008116 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JTSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[21]
Net Assets	$ 258,042,581,000
Holdings Count | Holding	68
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$258,042,581
Total number of portfolio holdings	68

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	21.5
8–30 calendar days	17.8
31–60 calendar days	36.2
61–90 calendar days	6.2
91–180 calendar days	13.4
181+ calendar days	4.9

C000217004 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	IM Shares
Trading Symbol	JSMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (IM Shares)	$6	0.11%
*	This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[22]
Net Assets	$ 258,042,581,000
Holdings Count | Holding	68
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$258,042,581
Total number of portfolio holdings	68

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	21.5
8–30 calendar days	17.8
31–60 calendar days	36.2
61–90 calendar days	6.2
91–180 calendar days	13.4
181+ calendar days	4.9

C000225256 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Empower Shares
Trading Symbol	EJTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Empower Shares)	$8	0.16%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[23]
Net Assets	$ 258,042,581,000
Holdings Count | Holding	68
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$258,042,581
Total number of portfolio holdings	68

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	21.5
8–30 calendar days	17.8
31–60 calendar days	36.2
61–90 calendar days	6.2
91–180 calendar days	13.4
181+ calendar days	4.9

C000008117 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Capital Shares
Trading Symbol	CJTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Capital Shares)	$8	0.16%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[24]
Net Assets	$ 258,042,581,000
Holdings Count | Holding	68
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$258,042,581
Total number of portfolio holdings	68

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	21.5
8–30 calendar days	17.8
31–60 calendar days	36.2
61–90 calendar days	6.2
91–180 calendar days	13.4
181+ calendar days	4.9

C000008121 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Agency Shares
Trading Symbol	VPIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[25]
Net Assets	$ 258,042,581,000
Holdings Count | Holding	68
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$258,042,581
Total number of portfolio holdings	68

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	21.5
8–30 calendar days	17.8
31–60 calendar days	36.2
61–90 calendar days	6.2
91–180 calendar days	13.4
181+ calendar days	4.9

C000222400 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Academy Shares
Trading Symbol	JACXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Academy Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[26]
Net Assets	$ 258,042,581,000
Holdings Count | Holding	68
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$258,042,581
Total number of portfolio holdings	68

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	21.5
8–30 calendar days	17.8
31–60 calendar days	36.2
61–90 calendar days	6.2
91–180 calendar days	13.4
181+ calendar days	4.9

C000210339 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Agency Shares
Trading Symbol	JOYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[27]
Net Assets	$ 276,535,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$276,535
Total number of portfolio holdings	86

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	32.3
8–30 calendar days	52.5
31–60 calendar days	9.9
61–90 calendar days	3.1
91–180 calendar days	2.2

C000210338 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JGCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[28]
Net Assets	$ 276,535,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$276,535
Total number of portfolio holdings	86

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	32.3
8–30 calendar days	52.5
31–60 calendar days	9.9
61–90 calendar days	3.1
91–180 calendar days	2.2

C000008122 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VCAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Morgan Shares)	$30	0.59%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[29]
Net Assets	$ 276,535,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$276,535
Total number of portfolio holdings	86

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	32.3
8–30 calendar days	52.5
31–60 calendar days	9.9
61–90 calendar days	3.1
91–180 calendar days	2.2

C000165403 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Premier Shares
Trading Symbol	JCRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Premier Shares)	$23	0.45%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[30]
Net Assets	$ 276,535,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$276,535
Total number of portfolio holdings	86

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	32.3
8–30 calendar days	52.5
31–60 calendar days	9.9
61–90 calendar days	3.1
91–180 calendar days	2.2

C000073382 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Service Shares
Trading Symbol	JCVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Service Shares)	$53	1.05%
*	This charge is annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[31]
Net Assets	$ 276,535,000
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$276,535
Total number of portfolio holdings	86

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	32.3
8–30 calendar days	52.5
31–60 calendar days	9.9
61–90 calendar days	3.1
91–180 calendar days	2.2

C000008125 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Federal Money Market Fund
Class Name	Premier Shares
Trading Symbol	VFPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Federal Money Market Fund (Premier Shares)	$21	0.42%
*	This charge is annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[32]
Net Assets	$ 8,522,433,000
Holdings Count | Holding	76
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,522,433
Total number of portfolio holdings	76

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	33.9
8–30 calendar days	11.2
31–60 calendar days	24.7
61–90 calendar days	7.5
91–180 calendar days	19.4
181+ calendar days	3.3

C000008124 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Federal Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VFVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Federal Money Market Fund (Morgan Shares)	$29	0.58%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[33]
Net Assets	$ 8,522,433,000
Holdings Count | Holding	76
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,522,433
Total number of portfolio holdings	76

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	33.9
8–30 calendar days	11.2
31–60 calendar days	24.7
61–90 calendar days	7.5
91–180 calendar days	19.4
181+ calendar days	3.3

C000008123 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Federal Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JFMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Federal Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[34]
Net Assets	$ 8,522,433,000
Holdings Count | Holding	76
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,522,433
Total number of portfolio holdings	76

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	33.9
8–30 calendar days	11.2
31–60 calendar days	24.7
61–90 calendar days	7.5
91–180 calendar days	19.4
181+ calendar days	3.3

C000008127 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Federal Money Market Fund
Class Name	Agency Shares
Trading Symbol	VFIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Federal Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[35]
Net Assets	$ 8,522,433,000
Holdings Count | Holding	76
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,522,433
Total number of portfolio holdings	76

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	33.9
8–30 calendar days	11.2
31–60 calendar days	24.7
61–90 calendar days	7.5
91–180 calendar days	19.4
181+ calendar days	3.3

C000210341 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Agency Shares
Trading Symbol	JONXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[36]
Net Assets	$ 1,965,613,000
Holdings Count | Holding	262
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,965,613
Total number of portfolio holdings	262

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	24.6
8–30 calendar days	57.7
31–60 calendar days	5.1
61–90 calendar days	0.4
91–180 calendar days	1.3
181+ calendar days	10.9

C000210340 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JGNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[37]
Net Assets	$ 1,965,613,000
Holdings Count | Holding	262
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,965,613
Total number of portfolio holdings	262

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	24.6
8–30 calendar days	57.7
31–60 calendar days	5.1
61–90 calendar days	0.4
91–180 calendar days	1.3
181+ calendar days	10.9

C000008128 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VNYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Morgan Shares)	$30	0.59%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[38]
Net Assets	$ 1,965,613,000
Holdings Count | Holding	262
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,965,613
Total number of portfolio holdings	262

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	24.6
8–30 calendar days	57.7
31–60 calendar days	5.1
61–90 calendar days	0.4
91–180 calendar days	1.3
181+ calendar days	10.9

C000165406 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Premier Shares
Trading Symbol	JNPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Premier Shares)	$22	0.43%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[39]
Net Assets	$ 1,965,613,000
Holdings Count | Holding	262
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,965,613
Total number of portfolio holdings	262

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	24.6
8–30 calendar days	57.7
31–60 calendar days	5.1
61–90 calendar days	0.4
91–180 calendar days	1.3
181+ calendar days	10.9

C000008129 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Reserve Shares
Trading Symbol	JNYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Reserve Shares)	$35	0.69%
*	This charge is annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[40]
Net Assets	$ 1,965,613,000
Holdings Count | Holding	262
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,965,613
Total number of portfolio holdings	262

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	24.6
8–30 calendar days	57.7
31–60 calendar days	5.1
61–90 calendar days	0.4
91–180 calendar days	1.3
181+ calendar days	10.9

C000073383 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Service Shares
Trading Symbol	JNVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Service Shares)	$53	1.04%
*	This charge is annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[41]
Net Assets	$ 1,965,613,000
Holdings Count | Holding	262
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,965,613
Total number of portfolio holdings	262

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	24.6
8–30 calendar days	57.7
31–60 calendar days	5.1
61–90 calendar days	0.4
91–180 calendar days	1.3
181+ calendar days	10.9

C000008137 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Reserve Shares
Trading Symbol	JRVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Reserve Shares)	$36	0.70%
*	This charge is annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[42]
Net Assets	$ 90,109,571,000
Holdings Count | Holding	468
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$90,109,571
Total number of portfolio holdings	468

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	64.0
8–30 calendar days	4.1
31–60 calendar days	10.2
61–90 calendar days	5.9
91–180 calendar days	6.6
181+ calendar days	9.2

C000008136 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Premier Shares
Trading Symbol	VPMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Premier Shares)	$21	0.42%
*	This charge is annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[43]
Net Assets	$ 90,109,571,000
Holdings Count | Holding	468
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$90,109,571
Total number of portfolio holdings	468

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	64.0
8–30 calendar days	4.1
31–60 calendar days	10.2
61–90 calendar days	5.9
91–180 calendar days	6.6
181+ calendar days	9.2

C000008135 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VMVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Morgan Shares)	$26	0.51%
*	This charge is annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[44]
Net Assets	$ 90,109,571,000
Holdings Count | Holding	468
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$90,109,571
Total number of portfolio holdings	468

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	64.0
8–30 calendar days	4.1
31–60 calendar days	10.2
61–90 calendar days	5.9
91–180 calendar days	6.6
181+ calendar days	9.2

C000008130 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JINXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[45]
Net Assets	$ 90,109,571,000
Holdings Count | Holding	468
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$90,109,571
Total number of portfolio holdings	468

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	64.0
8–30 calendar days	4.1
31–60 calendar days	10.2
61–90 calendar days	5.9
91–180 calendar days	6.6
181+ calendar days	9.2

C000115390 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	IM Shares
Trading Symbol	JIMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (IM Shares)	$6	0.12%
*	This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[46]
Net Assets	$ 90,109,571,000
Holdings Count | Holding	468
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$90,109,571
Total number of portfolio holdings	468

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	64.0
8–30 calendar days	4.1
31–60 calendar days	10.2
61–90 calendar days	5.9
91–180 calendar days	6.6
181+ calendar days	9.2

C000225257 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Empower Shares
Trading Symbol	EJPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Empower Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[47]
Net Assets	$ 90,109,571,000
Holdings Count | Holding	468
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$90,109,571
Total number of portfolio holdings	468

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	64.0
8–30 calendar days	4.1
31–60 calendar days	10.2
61–90 calendar days	5.9
91–180 calendar days	6.6
181+ calendar days	9.2

C000008134 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Capital Shares
Trading Symbol	CJPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Capital Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[48]
Net Assets	$ 90,109,571,000
Holdings Count | Holding	468
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$90,109,571
Total number of portfolio holdings	468

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	64.0
8–30 calendar days	4.1
31–60 calendar days	10.2
61–90 calendar days	5.9
91–180 calendar days	6.6
181+ calendar days	9.2

C000008138 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Agency Shares
Trading Symbol	VMIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[49]
Net Assets	$ 90,109,571,000
Holdings Count | Holding	468
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$90,109,571
Total number of portfolio holdings	468

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	64.0
8–30 calendar days	4.1
31–60 calendar days	10.2
61–90 calendar days	5.9
91–180 calendar days	6.6
181+ calendar days	9.2

C000212345 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Academy Shares
Trading Symbol	JPAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Academy Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[50]
Net Assets	$ 90,109,571,000
Holdings Count | Holding	468
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$90,109,571
Total number of portfolio holdings	468

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	64.0
8–30 calendar days	4.1
31–60 calendar days	10.2
61–90 calendar days	5.9
91–180 calendar days	6.6
181+ calendar days	9.2

C000008143 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Agency Shares
Trading Symbol	VTIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[51]
Net Assets	$ 10,790,691,000
Holdings Count | Holding	567
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,790,691
Total number of portfolio holdings	567

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	24.3
8–30 calendar days	45.6
31–60 calendar days	12.7
61–90 calendar days	6.4
91–180 calendar days	4.1
181+ calendar days	6.9

C000008139 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JTFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[52]
Net Assets	$ 10,790,691,000
Holdings Count | Holding	567
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,790,691
Total number of portfolio holdings	567

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	24.3
8–30 calendar days	45.6
31–60 calendar days	12.7
61–90 calendar days	6.4
91–180 calendar days	4.1
181+ calendar days	6.9

C000008140 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VTMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Morgan Shares)	$29	0.58%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[53]
Net Assets	$ 10,790,691,000
Holdings Count | Holding	567
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,790,691
Total number of portfolio holdings	567

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	24.3
8–30 calendar days	45.6
31–60 calendar days	12.7
61–90 calendar days	6.4
91–180 calendar days	4.1
181+ calendar days	6.9

C000008141 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Premier Shares
Trading Symbol	VXPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Premier Shares)	$21	0.42%
*	This charge is annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[54]
Net Assets	$ 10,790,691,000
Holdings Count | Holding	567
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,790,691
Total number of portfolio holdings	567

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	24.3
8–30 calendar days	45.6
31–60 calendar days	12.7
61–90 calendar days	6.4
91–180 calendar days	4.1
181+ calendar days	6.9

C000008142 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Reserve Shares
Trading Symbol	RTJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Reserve Shares)	$34	0.67%
*	This charge is annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[55]
Net Assets	$ 10,790,691,000
Holdings Count | Holding	567
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,790,691
Total number of portfolio holdings	567

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	24.3
8–30 calendar days	45.6
31–60 calendar days	12.7
61–90 calendar days	6.4
91–180 calendar days	4.1
181+ calendar days	6.9

C000195119 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	JSOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class R6 Shares)	$23	0.45%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[56]
Net Assets	$ 10,427,063,000
Holdings Count | Holding	874
Investment Company Portfolio Turnover	247.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,427,063
Total number of portfolio holdings	874
Portfolio turnover rate	247%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000066704 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class R5 Shares
Trading Symbol	JSORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class R5 Shares)	$28	0.55%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[57]
Net Assets	$ 10,427,063,000
Holdings Count | Holding	874
Investment Company Portfolio Turnover	247.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,427,063
Total number of portfolio holdings	874
Portfolio turnover rate	247%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000066701 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class I Shares
Trading Symbol	JSOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class I Shares)	$36	0.70%
*	This charge is annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[58]
Net Assets	$ 10,427,063,000
Holdings Count | Holding	874
Investment Company Portfolio Turnover	247.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,427,063
Total number of portfolio holdings	874
Portfolio turnover rate	247%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000066703 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class C Shares
Trading Symbol	JSOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class C Shares)	$74	1.45%
*	This charge is annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%	[59]
Net Assets	$ 10,427,063,000
Holdings Count | Holding	874
Investment Company Portfolio Turnover	247.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,427,063
Total number of portfolio holdings	874
Portfolio turnover rate	247%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000066702 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class A Shares
Trading Symbol	JSOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class A Shares)	$49	0.95%
*	This charge is annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[60]
Net Assets	$ 10,427,063,000
Holdings Count | Holding	874
Investment Company Portfolio Turnover	247.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,427,063
Total number of portfolio holdings	874
Portfolio turnover rate	247%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000190446 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Managed Income Fund
Class Name	Class I Shares
Trading Symbol	JMGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Managed Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Managed Income Fund (Class I Shares)	$20	0.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[61]
Net Assets	$ 5,277,143,000
Holdings Count | Holding	404
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,277,143
Total number of portfolio holdings	404
Portfolio turnover rate	45%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000090816 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Managed Income Fund
Class Name	Class L Shares
Trading Symbol	JMGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Managed Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Managed Income Fund (Class L Shares)	$12	0.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[62]
Net Assets	$ 5,277,143,000
Holdings Count | Holding	404
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,277,143
Total number of portfolio holdings	404
Portfolio turnover rate	45%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000106117 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Unconstrained Debt Fund
Class Name	Class R6 Shares
Trading Symbol	JSIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Unconstrained Debt Fund (Class R6 Shares)	$25	0.49%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[63]
Net Assets	$ 1,180,515,000
Holdings Count | Holding	1,518
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,180,515
Total number of portfolio holdings	1,518
Portfolio turnover rate	82%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000093105 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Unconstrained Debt Fund
Class Name	Class R5 Shares
Trading Symbol	JSIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Unconstrained Debt Fund (Class R5 Shares)	$30	0.59%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[64]
Net Assets	$ 1,180,515,000
Holdings Count | Holding	1,518
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,180,515
Total number of portfolio holdings	1,518
Portfolio turnover rate	82%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000093104 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Unconstrained Debt Fund
Class Name	Class R2 Shares
Trading Symbol	JISZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Unconstrained Debt Fund (Class R2 Shares)	$51	0.99%
*	This charge is annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[65]
Net Assets	$ 1,180,515,000
Holdings Count | Holding	1,518
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,180,515
Total number of portfolio holdings	1,518
Portfolio turnover rate	82%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000093103 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Unconstrained Debt Fund
Class Name	Class I Shares
Trading Symbol	JSISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Unconstrained Debt Fund (Class I Shares)	$33	0.64%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[66]
Net Assets	$ 1,180,515,000
Holdings Count | Holding	1,518
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,180,515
Total number of portfolio holdings	1,518
Portfolio turnover rate	82%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000093102 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Unconstrained Debt Fund
Class Name	Class C Shares
Trading Symbol	JINCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Unconstrained Debt Fund (Class C Shares)	$52	1.02%
*	This charge is annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[67]
Net Assets	$ 1,180,515,000
Holdings Count | Holding	1,518
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,180,515
Total number of portfolio holdings	1,518
Portfolio turnover rate	82%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000093101 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Unconstrained Debt Fund
Class Name	Class A Shares
Trading Symbol	JSIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Unconstrained Debt Fund (Class A Shares)	$39	0.76%
*	This charge is annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[68]
Net Assets	$ 1,180,515,000
Holdings Count | Holding	1,518
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,180,515
Total number of portfolio holdings	1,518
Portfolio turnover rate	82%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000100362 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Floating Rate Income Fund
Class Name	Class A Shares
Trading Symbol	JPHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Floating Rate Income Fund (Class A Shares)	$50	0.99%
*	This charge is annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[69]
Net Assets	$ 220,903,000
Holdings Count | Holding	225
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$220,903
Total number of portfolio holdings	225
Portfolio turnover rate	10%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000100363 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Floating Rate Income Fund
Class Name	Class C Shares
Trading Symbol	JPHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Floating Rate Income Fund (Class C Shares)	$75	1.49%
*	This charge is annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.49%	[70]
Net Assets	$ 220,903,000
Holdings Count | Holding	225
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$220,903
Total number of portfolio holdings	225
Portfolio turnover rate	10%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000100364 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Floating Rate Income Fund
Class Name	Class I Shares
Trading Symbol	JPHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Floating Rate Income Fund (Class I Shares)	$37	0.74%
*	This charge is annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[71]
Net Assets	$ 220,903,000
Holdings Count | Holding	225
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$220,903
Total number of portfolio holdings	225
Portfolio turnover rate	10%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000132280 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Floating Rate Income Fund
Class Name	Class R6 Shares
Trading Symbol	JPHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Floating Rate Income Fund (Class R6 Shares)	$32	0.64%
*	This charge is annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[72]
Net Assets	$ 220,903,000
Holdings Count | Holding	225
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$220,903
Total number of portfolio holdings	225
Portfolio turnover rate	10%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000116844 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Bond Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	GBONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Bond Opportunities Fund (Class R6 Shares)	$26	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[73]
Net Assets	$ 3,655,870,000
Holdings Count | Holding	1,520
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,655,870
Total number of portfolio holdings	1,520
Portfolio turnover rate	56%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000116843 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Bond Opportunities Fund
Class Name	Class I Shares
Trading Symbol	GBOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Bond Opportunities Fund (Class I Shares)	$33	0.65%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[74]
Net Assets	$ 3,655,870,000
Holdings Count | Holding	1,520
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,655,870
Total number of portfolio holdings	1,520
Portfolio turnover rate	56%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000116842 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Bond Opportunities Fund
Class Name	Class C Shares
Trading Symbol	GBOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Bond Opportunities Fund (Class C Shares)	$67	1.30%
*	This charge is annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%	[75]
Net Assets	$ 3,655,870,000
Holdings Count | Holding	1,520
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,655,870
Total number of portfolio holdings	1,520
Portfolio turnover rate	56%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000116841 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Bond Opportunities Fund
Class Name	Class A Shares
Trading Symbol	GBOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Bond Opportunities Fund (Class A Shares)	$46	0.90%
*	This charge is annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[76]
Net Assets	$ 3,655,870,000
Holdings Count | Holding	1,520
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,655,870
Total number of portfolio holdings	1,520
Portfolio turnover rate	56%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123395 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Corporate Bond Fund
Class Name	Class A Shares
Trading Symbol	CBRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Corporate Bond Fund (Class A Shares)	$38	0.74%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[77]
Net Assets	$ 362,878,000
Holdings Count | Holding	738
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$362,878
Total number of portfolio holdings	738
Portfolio turnover rate	45%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123396 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Corporate Bond Fund
Class Name	Class C Shares
Trading Symbol	CBRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Corporate Bond Fund (Class C Shares)	$63	1.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%	[78]
Net Assets	$ 362,878,000
Holdings Count | Holding	738
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$362,878
Total number of portfolio holdings	738
Portfolio turnover rate	45%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123397 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Corporate Bond Fund
Class Name	Class I Shares
Trading Symbol	CBFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Corporate Bond Fund (Class I Shares)	$25	0.49%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[79]
Net Assets	$ 362,878,000
Holdings Count | Holding	738
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$362,878
Total number of portfolio holdings	738
Portfolio turnover rate	45%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123398 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Corporate Bond Fund
Class Name	Class R6 Shares
Trading Symbol	CBFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Corporate Bond Fund (Class R6 Shares)	$20	0.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[80]
Net Assets	$ 362,878,000
Holdings Count | Holding	738
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$362,878
Total number of portfolio holdings	738
Portfolio turnover rate	45%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123828 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus Fund
Class Name	Class R6 Shares
Trading Symbol	JSDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus Fund (Class R6 Shares)	$17	0.33%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[81]
Net Assets	$ 5,568,094,000
Holdings Count | Holding	1,117
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,568,094
Total number of portfolio holdings	1,117
Portfolio turnover rate	26%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123827 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus Fund
Class Name	Class I Shares
Trading Symbol	JSDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus Fund (Class I Shares)	$20	0.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[82]
Net Assets	$ 5,568,094,000
Holdings Count | Holding	1,117
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,568,094
Total number of portfolio holdings	1,117
Portfolio turnover rate	26%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123826 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus Fund
Class Name	Class C Shares
Trading Symbol	JSDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus Fund (Class C Shares)	$58	1.14%
*	This charge is annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[83]
Net Assets	$ 5,568,094,000
Holdings Count | Holding	1,117
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,568,094
Total number of portfolio holdings	1,117
Portfolio turnover rate	26%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123825 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus Fund
Class Name	Class A Shares
Trading Symbol	JSDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus Fund (Class A Shares)	$33	0.64%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[84]
Net Assets	$ 5,568,094,000
Holdings Count | Holding	1,117
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,568,094
Total number of portfolio holdings	1,117
Portfolio turnover rate	26%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000136811 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Fund
Class Name	Class A Shares
Trading Symbol	JGIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Fund (Class A Shares)	$33	0.65%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[85]
Net Assets	$ 14,639,993,000
Holdings Count | Holding	2,507
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$14,639,993
Total number of portfolio holdings	2,507
Portfolio turnover rate	132%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000136812 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Fund
Class Name	Class C Shares
Trading Symbol	JGCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Fund (Class C Shares)	$61	1.20%
*	This charge is annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[86]
Net Assets	$ 14,639,993,000
Holdings Count | Holding	2,507
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$14,639,993
Total number of portfolio holdings	2,507
Portfolio turnover rate	132%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000136813 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Fund
Class Name	Class I Shares
Trading Symbol	JMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Fund (Class I Shares)	$20	0.40%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[87]
Net Assets	$ 14,639,993,000
Holdings Count | Holding	2,507
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$14,639,993
Total number of portfolio holdings	2,507
Portfolio turnover rate	132%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000136814 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Fund
Class Name	Class R6 Shares
Trading Symbol	JMSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Fund (Class R6 Shares)	$20	0.38%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[88]
Net Assets	$ 14,639,993,000
Holdings Count | Holding	2,507
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$14,639,993
Total number of portfolio holdings	2,507
Portfolio turnover rate	132%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)

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